10-Q - Mezzanine Equity (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Aug. 05, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Preferred stock, par value (USD per share)							$ 0.001
Preferred stock, shares authorized (in shares)							2,930,121,789
Proceeds from conversion of warrants for preferred stock		$ 0	$ 693,000	$ 693,000	$ 4,506,998
Warrants exercised				9,932,991	4,802,776
Shares issued in connection with warrant exercises	$ 10,625,991	10,625,991	10,625,991	10,625,991	9,309,775
Mezzanine equity, historical cost	$ 34,792,203	34,792,203	$ 34,792,203	34,792,203	$ 24,166,212	$ 24,166,212		$ 11,606,147
Temporary equity, fair value		$ 161,947,417		$ 304,205,838
Seed Preferred
Temporary Equity [Line Items]
Preferred stock, shares authorized (in shares)							2,121,539,537
Shares issued in connection with warrant exercises (in shares)	80,792,496		80,792,496	80,792,496	307,625,953
Proceeds from conversion of warrants for preferred stock	$ 693,000		$ 693,000	$ 693,000	$ 4,506,998
Warrants exercised	9,932,991		9,932,991
Shares issued in connection with warrant exercises	$ 10,625,991		$ 10,625,991	$ 80,792	$ 307,626
Mezzanine equity, shares issued (in shares)		1,372,152,604		1,372,152,604	1,291,360,108
Mezzanine equity, shares outstanding (in shares)		1,372,152,604		1,372,152,604	1,291,360,108			983,734,155
Mezzanine equity, historical cost				$ 1,372,152	$ 1,291,360			$ 983,734
Seed-1 Preferred
Temporary Equity [Line Items]
Preferred stock, shares authorized (in shares)							210,977,985
Shares issued in connection with warrant exercises (in shares)					210,977,985
Mezzanine equity, shares issued (in shares)		210,977,985		210,977,985	210,977,985
Mezzanine equity, shares outstanding (in shares)		210,977,985		210,977,985	210,977,985			0
Mezzanine equity, historical cost				$ 210,978	$ 210,978			$ 0
Seed-2 Preferred
Temporary Equity [Line Items]
Preferred stock, shares authorized (in shares)							597,604,267
Mezzanine equity, shares issued (in shares)				597,604,267	597,604,267
Mezzanine equity, shares outstanding (in shares)		597,604,267		597,604,267	597,604,267			0
Mezzanine equity, historical cost				$ 597,604	$ 597,604			$ 0